Pension Plans and Other Postretirement Benefits - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension Plans and Other Postretirement Benefits
Settlement loss	$ 187
Pension Plans
Pension Plans and Other Postretirement Benefits
Interest cost	20	$ 27	$ 31
Expected return on plan assets	(20)	(32)	(33)
Amortization of net loss	21	32	21
Settlement loss	187
Net periodic pension cost	$ 208	$ 27	$ 19